Financial Instruments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2015
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	$ 55,394	$ 8,056	$ 5,552
Current liabilities	3,724	1,806
Cash and cash equivalents held in USD	49,496
Credit Risk
Disclosure Of Financial Instruments [Line Items]
Amount on receivables, prepaids and deposits	105
Cash and cash equivalents	55,394	8,056
Current liabilities	3,724	$ 1,806
Credit Risk | Prepaids and Deposits
Disclosure Of Financial Instruments [Line Items]
Credit sales receivables	$ 399